Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 07, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

				Average Comp. Actually Paid to Other NEOs ($)(2)	Value of $100 Investment Based on
Year	SCT Total Comp. for CEO ($)(1)	Comp. Actually Paid to CEO ($)(2)	Average SCT Total Comp. for Other NEOs ($)		Company TSR ($)	S&P 500 Multi Utilities TSR ($)	Net Income (GAAP) (Millions) ($)	Adjusted Operating EPS ($)
2025 Harris	6,732,386	5,837,876	4,076,990	3,264,130	147.24	144.61	1,462	7.36
2025 Norcia	14,156,937	12,765,598	4,076,990	3,264,130	147.24	144.61	1,462	7.36
2024	12,592,002	13,065,064	3,653,270	3,655,900	133.36	130.74	1,404	6.83
2023	10,278,098	12,667,574	2,865,177	3,105,333	117.53	108.18	1,397	5.73
2022	10,458,218	13,114,345	2,758,157	3,470,373	120.93	114.87	1,083	6.10
2021	11,128,277	18,169,622	3,463,650	4,816,926	119.42	114.17	907	5.99

Company Selected Measure Name			Adjusted Operating Earnings Per Share
Named Executive Officers, Footnote
For each covered fiscal year, these are the names of the CEO and each non-CEO NEO whose compensation is included in the Pay versus Performance table below:

Year	CEO	Non-CEO NEOs
2025	Joi Harris, Gerardo Norcia	David Ruud, JoAnn Chavez, Trevor F. Lauer, Matthew Paul, Mark W. Stiers
2024	Gerardo Norcia	David Ruud, Joi Harris, Trevor F. Lauer, Mark W. Stiers
2023	Gerardo Norcia	David Ruud, JoAnn Chavez, Trevor F. Lauer, Mark W. Stiers
2022	Gerardo Norcia	David Ruud, JoAnn Chavez, Trevor F. Lauer, Mark W. Stiers
2021	Gerardo Norcia	David Ruud, Trevor F. Lauer, David E. Meador, Mark W. Stiers
			Ms. Harris was promoted to President and Chief Executive Officer effective September 8, 2025, and Mr. Norcia transitioned from CEO to Executive Chairman on that date.
PEO Total Compensation Amount				$ 12,592,002	$ 10,278,098	$ 10,458,218	$ 11,128,277
PEO Actually Paid Compensation Amount				13,065,064	12,667,574	13,114,345	18,169,622
Adjustment To PEO Compensation, Footnote	The tables below show the amounts deducted and added to the total compensation listed in the summary compensation table to arrive at the compensation actually paid to the CEO and the other NEOs.

	Chief Executive Officer
	2025 - Harris	2025 - Norcia	2024	2023	2022	2021*
Deduction for change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans	(1,138,146)	(1,468,783)	(939,773)	(1,176,501)	(37,810)	(1,073,599)
Addition for aggregate of FY service cost under defined benefit and actuarial service plans	179,287	467,513	389,534	401,519	381,539	331,385
Deduction of amounts reported under "Stock Awards" in Summary Compensation Table	(3,098,520)	(8,580,493)	(7,687,859)	(6,729,046)	(7,013,377)	(6,524,979)
Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end**	3,313,834	9,647,921	9,409,566	7,456,027	7,609,697	11,738,385
Addition of change in fair value at FY end (from the end of the prior FY) of any awards granted in a prior FY that are outstanding and unvested at FY end**	(216,069)	(1,797,535)	(455,836)	2,278,546	1,424,801	2,421,441
Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY**	9,926	107,327	(443,481)	(88,282)	101,128	(10,682)
Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date	55,178	232,711	200,911	247,213	190,149	159,392
* Awards granted in fiscal year 2021 include grants issued in connection with the spin-off of DT Midstream to preserve the intrinsic aggregate value of previously granted awards.
** In accordance with FASB ASC Topic 718, fair value was computed, for market-based measures, using a Monte Carlo simulation valuation model, which applies a risk-free interest rate and an expected volatility assumption. For other measures, valuation was based on the probable outcome of the performance condition at the relevant valuation date.

Non-PEO NEO Average Total Compensation Amount				3,653,270	2,865,177	2,758,157	3,463,650
Non-PEO NEO Average Compensation Actually Paid Amount				3,655,900	3,105,333	3,470,373	4,816,926
Adjustment to Non-PEO NEO Compensation Footnote	The tables below show the amounts deducted and added to the total compensation listed in the summary compensation table to arrive at the compensation actually paid to the CEO and the other NEOs.

	Other NEOs (average)
	2025	2024	2023	2022	2021*
Deduction for change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans	(591,963)	(511,900)	(500,446)	(81,237)	(686,317)
Addition for aggregate of FY service cost under defined benefit and actuarial service plans	155,061	182,944	176,386	177,644	242,483
Deduction of amounts reported under "Stock Awards" in Summary Compensation Table	(1,837,882)	(1,668,272)	(1,319,919)	(1,451,777)	(1,373,076)
Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end**	1,797,950	2,086,940	1,480,350	1,632,365	2,495,901
Addition of change in fair value at FY end (from the end of the prior FY) of any awards granted in a prior FY that are outstanding and unvested at FY end**	(407,702)	(55,437)	374,335	386,428	640,575
Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY**	23,275	(69,808)	(15,035)	17,126	(3,773)
Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date	48,401	38,163	44,486	31,666	37,484

* Awards granted in fiscal year 2021 include grants issued in connection with the spin-off of DT Midstream to preserve the intrinsic aggregate value of previously granted awards.
** In accordance with FASB ASC Topic 718, fair value was computed, for market-based measures, using a Monte Carlo simulation valuation model, which applies a risk-free interest rate and an expected volatility assumption. For other measures, valuation was based on the probable outcome of the performance condition at the relevant valuation date.

Compensation Actually Paid vs. Total Shareholder Return
In the charts below, you can see a graphical description of the relationship between the “compensation actually paid” measures and the performance measures in the table above. You can also see a graphical description of the relationship between our total shareholder return and the total shareholder return of the S&P 500 Multi-Utilities Index.

Pay vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income
In the charts below, you can see a graphical description of the relationship between the “compensation actually paid” measures and the performance measures in the table above. You can also see a graphical description of the relationship between our total shareholder return and the total shareholder return of the S&P 500 Multi-Utilities Index.

Pay vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
In the charts below, you can see a graphical description of the relationship between the “compensation actually paid” measures and the performance measures in the table above. You can also see a graphical description of the relationship between our total shareholder return and the total shareholder return of the S&P 500 Multi-Utilities Index.

Pay vs. Adjusted Operating EPS

Total Shareholder Return Vs Peer Group
In the charts below, you can see a graphical description of the relationship between the “compensation actually paid” measures and the performance measures in the table above. You can also see a graphical description of the relationship between our total shareholder return and the total shareholder return of the S&P 500 Multi-Utilities Index.

Pay vs. Total Shareholder Return

Tabular List, Table			■Adjusted Operating Earnings Per Share ■Relative Total Shareholder Return vs Peer Group (percentile) ■Cash from Operations
Total Shareholder Return Amount				133.36	117.53	120.93	119.42
Peer Group Total Shareholder Return Amount				130.74	108.18	114.87	114.17
Net Income (Loss)				$ 1,404,000,000	$ 1,397,000,000	$ 1,083,000,000	$ 907,000,000
Company Selected Measure Amount | $ / shares				6.83	5.73	6.10	5.99
PEO Name	(1)Ms. Harris	Mr. Norcia
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return vs Peer Group (percentile)
Measure:: 3
Pay vs Performance Disclosure
Name			Cash from Operations
Joi Harris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,732,386
PEO Actually Paid Compensation Amount			5,837,876
Non-PEO NEO Average Total Compensation Amount			4,076,990
Non-PEO NEO Average Compensation Actually Paid Amount			3,264,130
Total Shareholder Return Amount			147.24
Peer Group Total Shareholder Return Amount			144.61
Net Income (Loss)			$ 1,462,000,000
Company Selected Measure Amount | $ / shares			7.36
Gerardo Norcia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 14,156,937
PEO Actually Paid Compensation Amount			12,765,598
Non-PEO NEO Average Total Compensation Amount			4,076,990
Non-PEO NEO Average Compensation Actually Paid Amount			3,264,130
Total Shareholder Return Amount			147.24
Peer Group Total Shareholder Return Amount			144.61
Net Income (Loss)			$ 1,462,000,000
Company Selected Measure Amount | $ / shares			7.36
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (939,773)	$ (1,176,501)	$ (37,810)	$ (1,073,599)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				389,534	401,519	381,539	331,385
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,687,859)	(6,729,046)	(7,013,377)	(6,524,979)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,409,566	7,456,027	7,609,697	11,738,385
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(455,836)	2,278,546	1,424,801	2,421,441
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(443,481)	(88,282)	101,128	(10,682)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				200,911	247,213	190,149	159,392
PEO | Joi Harris [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,138,146)
PEO | Joi Harris [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			179,287
PEO | Joi Harris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,098,520)
PEO | Joi Harris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,313,834
PEO | Joi Harris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(216,069)
PEO | Joi Harris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,926
PEO | Joi Harris [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,178
PEO | Gerardo Norcia [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,468,783)
PEO | Gerardo Norcia [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			467,513
PEO | Gerardo Norcia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,580,493)
PEO | Gerardo Norcia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,647,921
PEO | Gerardo Norcia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,797,535)
PEO | Gerardo Norcia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			107,327
PEO | Gerardo Norcia [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			232,711
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(591,963)	(511,900)	(500,446)	(81,237)	(686,317)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			155,061	182,944	176,386	177,644	242,483
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,837,882)	(1,668,272)	(1,319,919)	(1,451,777)	(1,373,076)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,797,950	2,086,940	1,480,350	1,632,365	2,495,901
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(407,702)	(55,437)	374,335	386,428	640,575
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,275	(69,808)	(15,035)	17,126	(3,773)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 48,401	$ 38,163	$ 44,486	$ 31,666	$ 37,484